Mineral interests - Additional information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
La Colorada mine
Mineral interests
Percentage of gold produced to be received	100.00%
Ongoing payment per ounce of gold to be made	$ 650
Fair value ascribed to the stream interest	$ 22,500
Discount rate percentage	5.00%
Estimated mine life	18 years
El Mochito mine
Mineral interests
Percentage of silver produced to be received	25.00%
Ongoing payment to be made as a percentage of spot silver price	25.00%
Fair value ascribed to the stream interest	$ 24,300
Discount rate percentage	5.00%
Estimated mine life	9 years
Beta Hunt mine
Mineral interests
Gross Revenue Return, percentage	3.25%
NSR royalty on gold, percentage	1.50%
NSR royalty on Nickel, percentage	1.50%
Fair value ascribed to the stream interest	$ 46,400
Discount rate percentage	5.00%
Estimated mine life	8 years
Camino Rojo mine
Mineral interests
NSR royalty to be received, percentage	2.00%
Fair value ascribed to the stream interest	$ 27,400
Discount rate percentage	5.00%
Estimated mine life	10 years